Label	Element	Value
Hennessy Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Hennessy Technology Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Hennessy Technology Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 28, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 267% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	267.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Effective February 28, 2017, the Fund’s management fees were reduced to 0.74%. The expense table has been restated to reflect that such rate will be in effect for the entire 2018 fiscal year, which causes “Total Annual Fund Operating Expenses” to differ from the ratio of expenses to net assets shown in the Fund’s most recent annual report.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund’s average daily net assets. Acquired fund fees and expenses are not reflected in the Fund’s financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year, and that the Fund’s operating expenses are equal to the total annual fund operating expenses after expense reimbursement for the first year and equal to total annual fund operating expenses for the remaining years.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on those assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in companies listed on U.S. national securities exchanges and in foreign companies through American Depositary Receipts or other types of depositary receipts, which are U.S. dollar denominated securities of foreign issuers listed on U.S. national securities exchanges.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities of companies that are principally engaged in the research, design, development, manufacturing, or distributing of products or services in the technology industry. Potential investments include, but are not limited to, the following industries: application software, communications equipment, data processing, electronic components and manufacturing services, home entertainment software, internet and direct marketing retailers, internet software and services, IT consulting, semiconductor equipment, systems software, and technology hardware, storage, and distributors.

From a universe of stocks in the Capital IQ Database with market capitalizations exceeding $175 million, the portfolio management team identifies approximately 60 common stocks (weighted equally by dollar amount) with the following attributes:

•	Sector-leading cash flows and profits

•	History of delivering returns in excess of cost of capital

•	Attractive relative valuation

•	Ability to generate cash

•	Attractive balance sheet risk profile

•	Prospects for sustainable profitability

The universe of stocks is re-screened and the portfolio is rebalanced approximately on a monthly basis.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any security, there are market and investment risks associated with your investment in the Fund. The value of your investment will fluctuate over time, and it is possible to lose money. The principal risks of investing in the Fund include the following:

Market and Equity Investments Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, an industry, a sector of the economy, or the market as a whole. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, forecasts for the issuer’s industry, and the value of the issuer’s assets.

Small-Sized and Medium-Sized Companies Risk:  The Fund may invest in small-sized and medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies. Small companies may have limited product lines, markets, or financial resources, and their management may be dependent on a limited number of key individuals.

Industry Concentration Risk:  The Fund concentrates its investments within the technology industry.  Because of its narrow industry focus, the performance of the Fund is tied closely to, and affected by, developments in the technology industry and its related businesses. Technology companies face intense competition and may be subject to extensive regulatory requirements.  They may have limited product lines, markets, financial resources, or personnel.  The products of technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, and unpredictable changes in growth rates. The value of the Fund’s shares may fluctuate more than shares of a fund investing in other industries or in a broader range of industries.

Foreign Securities Risk:  The Fund may invest in foreign companies.  There are specific risks associated with investing in foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.  Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding taxes may apply to distributions from foreign companies.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions and dealer markups) that the Fund must pay, thus reducing the Fund’s performance. High portfolio turnover may also result in higher taxes when Fund shares are held in a taxable account.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment will fluctuate over time, and it is possible to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the NASDAQ Composite Index and the S&P 500 Index.  For additional information on these indices, please see “Descriptions of Indices” on page 71 of this Prospectus.  The Fund is the successor to the FBR Technology Fund (the “Predecessor Technology Fund”).  The performance information provided for the periods on or prior to October 26, 2012, is historical information for the Predecessor Technology Fund, which had the same investment objective and substantially similar investment strategy as the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.  Performance may be higher or lower in the future.  Updated performance information is available on the Hennessy Funds’ website (hennessyfunds.com).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund’s average annual returns for one, five, and ten years compare with those of indices that reflect broad measures of market performance, the NASDAQ Composite Index and the S&P 500 Index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	hennessyfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	HENNESSY TECHNOLOGY FUND CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
For the period shown in the bar chart, the Fund’s highest quarterly return was 18.58% for the quarter ended June 30, 2009, and the lowest quarterly return was -22.74% for the quarter ended December 31, 2008.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.74%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Performance of the Fund’s Institutional Class shares will differ from that of the Fund’s Investor Class shares because the share classes have different expenses and inception dates.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor Class shares only, and after-tax returns for Institutional Class shares will vary.

The inception date of the Fund’s Institutional Class shares is March 12, 2010.  Performance shown prior to the inception of Institutional Class shares reflects the performance of the Fund’s Investor Class shares and includes expenses that are not applicable to, and are higher than, those of Institutional Class shares.

Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2017)
Hennessy Technology Fund | NASDAQ Composite Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	29.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	19.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.32%
Hennessy Technology Fund | S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	21.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	15.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.50%
Hennessy Technology Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	0.10%
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	3.13%	[2]
Other Expenses	rr_OtherExpensesOverAssets	3.23%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.12%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.88%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 126
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	989
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,867
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,130
Annual Return 2008	rr_AnnualReturn2008	(42.89%)
Annual Return 2009	rr_AnnualReturn2009	54.93%
Annual Return 2010	rr_AnnualReturn2010	12.73%
Annual Return 2011	rr_AnnualReturn2011	(10.77%)
Annual Return 2012	rr_AnnualReturn2012	8.67%
Annual Return 2013	rr_AnnualReturn2013	29.75%
Annual Return 2014	rr_AnnualReturn2014	1.73%
Annual Return 2015	rr_AnnualReturn2015	3.46%
Annual Return 2016	rr_AnnualReturn2016	2.03%
Annual Return 2017	rr_AnnualReturn2017	20.20%
Label	rr_AverageAnnualReturnLabel	Hennessy Technology Fund - Investor Returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.86%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.94%
Hennessy Technology Fund | Investor Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy Technology Fund - Investor Returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.39%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.72%
Hennessy Technology Fund | Investor Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Hennessy Technology Fund - Investor Returns after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.47%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.64%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.94%
Hennessy Technology Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%	[1]
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing	rr_Component1OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component3OtherExpensesOverAssets	2.96%	[2]
Other Expenses	rr_OtherExpensesOverAssets	2.96%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.70%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.71%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	881
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,681
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,774
Label	rr_AverageAnnualReturnLabel	Hennessy Technology Fund - Institutional Returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.22%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.17%

[1]	Effective February 28, 2017, the Fund's management fees were reduced to 0.74%. The expense table has been restated to reflect that such rate will be in effect for the entire 2018 fiscal year, which causes "Total Annual Fund Operating Expenses" to differ from the ratio of expenses to net assets shown in the Fund's most recent annual report.
[2]	Includes acquired fund fees and expenses that do not exceed 0.01% of the Fund's average daily net assets. Acquired fund fees and expenses are not reflected in the Fund's financial statements, with the result that the information presented in the expense table may differ from that presented in the financial highlights.
[3]	The Fund's investment manager has contractually agreed to ensure that total operating expenses (exclusive of all federal, state and local taxes, interest, brokerage commissions, 12b-1 fees, shareholder servicing fees payable to the Fund's investment manager, acquired fund fees and expenses and other costs incurred in connection with the purchase and sale of securities, and extraordinary items) do not exceed 0.98% of the average daily net assets of Investor Class and Institutional Class shares of the Fund. The contractual arrangement will continue until February 28, 2019, at which time the contractual arrangement will automatically terminate (it may not be terminated prior to that date). The Fund's investment manager may recoup reimbursed amounts for three years after the end of the fiscal year in which the reimbursement occurred, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such reimbursement.